REGULATORY MATTERS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Regulatory Matters [Line Items]
Risk Weighted Assets	$ 36,667	$ 33,968
Capital to Risk Weighted Assets	13.10%	12.60%
Total Capital Amount Required For Capital Adequacy To Risk Weighted Assets	22,431	21,507
Adequately capitalized Capital to risk weighted assets	8.00%	8.00%
Total Capital Required To Be Well Capitalized To Risk Weighted Assets	28,039	26,884
Well capitalized Capital to risk weighted assets	10.00%	10.00%
Tier One Risk Based Capital	33,154	30,595
Tier One Risk Based Capital to Risk Weighted Assets	11.80%	11.40%
Tier One Risk Based Capital Required for Capital Adequacy	11,216	10,754
Adequately capitalized Tier 1 Capital to risk-weighted assets	4.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized	16,824	16,130
Well capitalized Tier 1 Capital to risk-weighted assets	6.00%	6.00%
Tier One Average Assets Capital	33,154	30,595
Tier One Capital Average Assets Ratio	10.10%	9.80%
Tier One Capital Average Assets Required For Capital Adequacy	13,169	12,508
Adequately capitalized Tier1 capital to average assets	4.00%	4.00%
Tier One Minimum Required To Be Well Capital To Average Assets	$ 16,461	$ 15,635
Well capitalized Tier1 capital to average assets	5.00%	5.00%